Property, Plant and Equipment - Schedule of Changes in Carrying Value of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	$ 1,931	$ 1,863	$ 1,807
Capital work-in-progress	167	271	311	$ 303
Property, plant and equipment, Ending balance	1,810	1,931	1,863
Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	3,322	3,096	2,827
Additions	484	470	302
Additions- Business Combinations (Refer note 2.10)	11	7
Deletions	(32)	(83)	(24)
Reclassified on account of adoption of IFRS 16 (Refer note 2.8)	(88)
Translation difference	(309)	(178)	1
Property, plant and equipment, Ending balance	3,388	3,322	3,096
Reclassified under held for sale (refer note 2.10)		10	(10)
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(1,662)	(1,544)	(1,323)
Deletions	32	56	23
Depreciation	(286)	(255)	(254)
Reclassified on account of adoption of IFRS 16 (Refer note 2.8)	5
Translation difference	166	88	3
Property, plant and equipment, Ending balance	(1,745)	(1,662)	(1,544)
Reclassified under held for sale (refer note 2.10)		(7)	7
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	271	287	268
Property, plant and equipment, Ending balance	174	271	287
Land | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	276	292	272
Additions	2	8	21
Deletions		(7)
Reclassified on account of adoption of IFRS 16 (Refer note 2.8)	(88)
Translation difference	(16)	(17)	(1)
Property, plant and equipment, Ending balance	174	276	292
Land | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(5)	(5)	(4)
Depreciation		(1)	(1)
Reclassified on account of adoption of IFRS 16 (Refer note 2.8)	5
Translation difference		1
Property, plant and equipment, Ending balance		(5)	(5)
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	868	830	747
Property, plant and equipment, Ending balance	890	868	830
Buildings | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1,291	1,247	1,123
Additions	149	132	122
Deletions		(17)
Translation difference	(116)	(71)	2
Property, plant and equipment, Ending balance	1,324	1,291	1,247
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(423)	(417)	(376)
Deletions		15
Depreciation	(50)	(45)	(43)
Translation difference	39	24	2
Property, plant and equipment, Ending balance	(434)	(423)	(417)
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	182	159	165
Property, plant and equipment, Ending balance	203	182	159
Plant and Machinery | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	572	518	466
Additions	106	98	56
Additions- Business Combinations (Refer note 2.10)		1
Deletions	(2)	(15)	(3)
Translation difference	(55)	(30)	(1)
Property, plant and equipment, Ending balance	621	572	518
Plant and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(390)	(359)	(301)
Deletions	2	12	2
Depreciation	(67)	(62)	(62)
Translation difference	37	19	2
Property, plant and equipment, Ending balance	(418)	(390)	(359)
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	239	192	229
Property, plant and equipment, Ending balance	236	239	192
Computer Equipment | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	855	749	700
Additions	131	173	73
Additions- Business Combinations (Refer note 2.10)	9	4
Deletions	(25)	(35)	(17)
Translation difference	(88)	(42)	(1)
Property, plant and equipment, Ending balance	882	855	749
Reclassified under held for sale (refer note 2.10)		6	(6)
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(616)	(557)	(471)
Deletions	25	23	17
Depreciation	(121)	(109)	(107)
Translation difference	66	31
Property, plant and equipment, Ending balance	(646)	(616)	(557)
Reclassified under held for sale (refer note 2.10)		(4)	4
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	98	82	93
Property, plant and equipment, Ending balance	138	98	82
Furniture and Fixtures | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	323	285	261
Additions	95	58	29
Additions- Business Combinations (Refer note 2.10)	2	2
Deletions	(5)	(9)	(3)
Translation difference	(34)	(17)	2
Property, plant and equipment, Ending balance	381	323	285
Reclassified under held for sale (refer note 2.10)		4	(4)
Furniture and Fixtures | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(225)	(203)	(168)
Deletions	5	6	3
Depreciation	(47)	(37)	(40)
Translation difference	24	12	(1)
Property, plant and equipment, Ending balance	(243)	(225)	(203)
Reclassified under held for sale (refer note 2.10)		(3)	3
Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	2	2	2
Property, plant and equipment, Ending balance	2	2	2
Vehicles | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	5	5	5
Additions	1	1	1
Deletions			(1)
Translation difference		(1)
Property, plant and equipment, Ending balance	6	5	5
Vehicles | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(3)	(3)	(3)
Deletions			1
Depreciation	(1)	(1)	(1)
Translation difference		1
Property, plant and equipment, Ending balance	$ (4)	$ (3)	$ (3)